Leases - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Leases
Operating leases, options to extend	true
Operating leases, renewal lease term (in years)	10 years
Operating lease expense, not yet commenced	$ 4,158
Operating lease liability under restoration	3,455	$ 4,100
Material sublease income	$ 0	0	$ 0
Rental expense under operating leases		$ 25,527	$ 17,255
Minimum
Leases
Operating leases, lease term (in years)	1 year
Maximum
Leases
Operating leases, lease term (in years)	5 years